UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Institutional Small-Cap Stock Fund

(TRSSX)

This semi-annual shareholder report contains important information about Institutional Small-Cap Stock Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$33	0.66%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,200,910
Number of Portfolio Holdings	314

Portfolio Turnover Rate	27.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.4%
Financials	16.6
Information Technology	16.4
Health Care	15.2
Consumer Discretionary	8.5
Energy	7.0
Real Estate	4.9
Materials	4.0
Utilities	2.8
Other	0.8

Top Ten Holdings (as a % of Net Assets)

PAR Technology	1.2%
PennyMac Financial Services	1.0
Onto Innovation	0.9
Saia	0.9
Range Resources	0.9
Selective Insurance Group	0.9
SPX Technologies	0.9
RBC Bearings	0.9
Cboe Global Markets	0.8
AZZ	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E129-053 8/24

Institutional Small-Cap Stock Fund

 (TRSSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
Institutional Small-Cap Stock
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 26.63 $ 23.90 $ 32.85 $ 30.62 $ 25.61 $ 20.30
Investment activities
Net investment income
(1)(2)
0.03 0.09 0.06 0.01 0.05 0.04
Net realized and unrealized gain/
loss 0.17 4.10 (7.73) 5.02 6.35 6.84
Total from investment activities 0.20 4.19 (7.67) 5.03 6.40 6.88
Distributions
Net investment income – (0.12) (0.05) (0.02) (0.05) (0.04)
Net realized gain – (1.34) (1.23) (2.78) (1.34) (1.53)
Total distributions – (1.46) (1.28) (2.80) (1.39) (1.57)
NET ASSET VALUE
End of period $ 26.83 $ 26.63 $ 23.90 $ 32.85 $ 30.62 $ 25.61
Ratios/Supplemental Data
Total return
(2)(3)
0.75% 17.55% (23.31)% 16.77% 25.00% 33.96%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income 0.22%
(4)
0.37% 0.21% 0.02% 0.19% 0.17%
Portfolio turnover rate 27.0% 26.2% 25.1% 18.9% 22.6% 28.7%
Net assets, end of period (in
millions) $ 4,201 $ 4,401 $ 4,479 $ 6,158 $ 6,164 $ 5,645
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.8%
COMMUNICATION
SERVICES  1.5%
Diversified Telecommunication
Services  0.4%
Frontier Communications Parent (1) 555,890 14,553
14,553
Entertainment  0.7%
Liberty Media Corp-Liberty Live,
Class C (1) 811,645 31,062
31,062
Interactive Media & Services  0.3%
Reddit , Class A (1) 91,597 5,852
Vimeo (1) 2,299,600 8,578
14,430
Media  0.1%
Ibotta , Class A (1) 44,469 3,342
3,342
Total Communication Services 63,387
CONSUMER
DISCRETIONARY  8.2%
Broadline Retail  0.6%
Etsy (1) 128,200 7,561
Ollie's Bargain Outlet Holdings (1) 139,738 13,718
Savers Value Village (1) 402,688 4,929
26,208
Diversified Consumer
Services  1.5%
Bright Horizons Family Solutions (1) 249,597 27,476
Duolingo  (1) 67,101 14,002
Strategic Education  207,958 23,012
64,490
Hotels, Restaurants &
Leisure  2.8%
BJ's Restaurants (1) 372,819 12,937
Cava Group (1) 145,987 13,540
Dutch Bros, Class A (1) 535,470 22,168
Papa John's International  341,641 16,050
Red Rock Resorts, Class A  252,698 13,881
Shake Shack, Class A (1) 154,000 13,860
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 9,019
Wyndham Hotels & Resorts  240,263 17,780
119,235
Household Durables  0.8%
Installed Building Products  66,300 13,636
Skyline Champion (1) 311,068 21,075
34,711
Specialty Retail  2.1%
Advance Auto Parts  436,900 27,669
Burlington Stores (1) 59,525 14,286
Shares/Par $ Value
(Cost and value in $000s)
‡
Caleres 371,714 12,490
Five Below (1) 63,348 6,903
Floor & Decor Holdings, Class A (1) 54,295 5,397
RH (1) 47,303 11,563
Warby Parker, Class A (1) 647,122 10,393
88,701
Textiles, Apparel & Luxury
Goods  0.4%
Skechers USA, Class A (1) 242,577 16,767
16,767
Total Consumer Discretionary 350,112
CONSUMER STAPLES  2.6%
Beverages  0.6%
Boston Beer, Class A (1) 75,053 22,895
Coca-Cola Consolidated  421 457
23,352
Food Products  1.2%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258 (1)(3)(4) 338,911 1,278
Post Holdings (1) 194,777 20,288
Simply Good Foods (1) 445,566 16,098
Utz Brands  835,350 13,900
51,564
Personal Care Products  0.8%
BellRing Brands (1) 363,299 20,759
Inter Parfums 124,471 14,442
35,201
Total Consumer Staples 110,117
ENERGY  6.9%
Energy Equipment &
Services  3.0%
Cactus, Class A  278,700 14,699
ChampionX 335,111 11,129
Expro Group Holdings (1) 912,449 20,913
Liberty Energy  586,984 12,262
Noble  192,938 8,615
TechnipFMC 1,114,207 29,136
Weatherford International (1) 240,307 29,426
126,180
Oil, Gas & Consumable
Fuels  3.9%
Antero Resources (1) 674,500 22,009
DT Midstream  265,900 18,887
Kimbell Royalty Partners  497,226 8,135
Magnolia Oil & Gas, Class A  973,513 24,669
Matador Resources  184,400 10,990
Range Resources  1,101,001 36,916
Southwestern Energy (1) 4,379,157 29,472
Viper Energy  372,700 13,987
165,065
Total Energy 291,245

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  15.9%
Banks  7.9%
Blue Foundry Bancorp (1) 379,000 3,438
Cadence Bank  671,096 18,979
Capitol Federal Financial  1,369,413 7,518
Columbia Banking System  859,300 17,091
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(3)(4) 13,013 950
CrossFirst Bankshares  (1) 651,295 9,131
Dime Community Bancshares  392,518 8,007
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19 -
4/5/24, Cost $1,737 (1)(3)(4) 173,647 3,084
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(3)(4) 74,220 1,318
East West Bancorp  406,268 29,751
Eastern Bankshares 795,300 11,118
Equity Bancshares, Class A  328,332 11,557
FB Financial  436,089 17,021
First Bancshares  416,332 10,816
Five Star Bancorp  415,619 9,829
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(3)(4) 245,627 737
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(3)(4) 47,055 15
HarborOne Bancorp  462,430 5,147
Home BancShares 496,075 11,886
Kearny Financial  736,600 4,530
Live Oak Bancshares  541,005 18,968
Origin Bancorp  387,084 12,278
Pacific Premier Bancorp  441,359 10,138
Pinnacle Financial Partners  288,806 23,116
Popular  150,615 13,319
Prosperity Bancshares  254,100 15,536
SouthState 316,978 24,223
Texas Capital Bancshares (1) 247,299 15,120
Western Alliance Bancorp  273,782 17,199
331,820
Capital Markets  2.3%
Cboe Global Markets  207,422 35,274
Onex (CAD)  185,522 12,615
StepStone Group, Class A  314,034 14,411
Stifel Financial  172,107 14,483
TMX Group (CAD)  635,355 17,685
94,468
Consumer Finance  0.4%
Encore Capital Group (1) 237,731 9,921
PRA Group (1) 237,644 4,672
14,593
Financial Services  1.3%
PennyMac Financial Services  447,740 42,356
Shares/Par $ Value
(Cost and value in $000s)
‡
Toast, Class A (1) 526,588 13,570
55,926
Insurance  4.0%
Assurant  176,502 29,343
Axis Capital Holdings  190,632 13,468
First American Financial  256,589 13,843
Hanover Insurance Group  178,099 22,341
Oscar Health, Class A (1) 1,614,265 25,538
RLI  87,886 12,365
Selective Insurance Group  382,814 35,919
White Mountains Insurance Group  9,300 16,902
169,719
Total Financials 666,526
HEALTH CARE  13.0%
Biotechnology  5.5%
Akero Therapeutics (1) 228,594 5,363
Apellis Pharmaceuticals (1) 108,152 4,149
Arcellx  (1) 183,800 10,144
Argenx , ADR (1) 54,820 23,575
Arrowhead Pharmaceuticals (1) 392,556 10,202
Black Diamond Therapeutics (1) 1,212,155 5,649
Blueprint Medicines (1) 156,899 16,910
Cabaletta Bio (1) 328,026 2,454
CG oncology (1) 15,356 485
Crinetics Pharmaceuticals (1) 278,438 12,471
CRISPR Therapeutics (1) 87,387 4,720
Cytokinetics (1) 453,652 24,579
HilleVax  (1) 391,609 5,663
Immatics  (1) 781,935 9,086
Immunocore Holdings, ADR (1) 352,725 11,954
Immunome  (1) 621,083 7,515
Insmed  (1) 329,301 22,063
Ionis Pharmaceuticals (1) 293,171 13,972
Prime Medicine (1) 346,417 1,781
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22,
Cost $— (1)(3) 45,404 134
Tango Therapeutics (1) 443,992 3,809
Vaxcyte  (1) 352,733 26,635
Verve Therapeutics (1) 457,905 2,235
Xenon Pharmaceuticals (1) 151,769 5,917
231,465
Health Care Equipment &
Supplies  2.7%
Haemonetics  (1) 245,600 20,318
Masimo  (1) 255,431 32,169
Neogen  (1) 1,147,449 17,935
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(3)(4) 1,897,440 759
Penumbra (1) 78,358 14,102
PROCEPT BioRobotics  (1) 282,743 17,273
QuidelOrtho  (1) 324,933 10,794
113,350

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services  1.8%
Alignment Healthcare (1) 1,125,639 8,803
Molina Healthcare (1) 95,511 28,395
NeoGenomics  (1) 1,478,137 20,502
Privia Health Group (1) 1,012,264 17,593
75,293
Health Care Technology  0.5%
Certara  (1) 739,355 10,240
Waystar Holding (1) 551,099 11,849
22,089
Life Sciences Tools &
Services  1.8%
10X Genomics, Class A (1) 474,095 9,221
Azenta  (1) 68,956 3,629
Bruker  386,918 24,689
Repligen  (1) 91,744 11,565
Sotera Health (1) 963,036 11,431
Stevanato Group  820,710 15,052
75,587
Pharmaceuticals  0.7%
Elanco Animal Health (1) 1,079,838 15,582
EyePoint Pharmaceuticals (1) 170,599 1,484
Neumora Therapeutics (1) 453,783 4,461
Structure Therapeutics, ADR (1) 153,932 6,045
27,572
Total Health Care 545,356
INDUSTRIALS & BUSINESS
SERVICES  18.3%
Aerospace & Defense  0.6%
Cadre Holdings  194,579 6,530
Leonardo DRS (1) 766,296 19,548
26,078
Building Products  2.3%
AAON  301,800 26,329
AZZ  455,900 35,218
CSW Industrials  78,754 20,894
Zurn Elkay Water Solutions  419,511 12,334
94,775
Commercial Services &
Supplies  1.9%
BrightView Holdings (1) 896,022 11,917
Casella Waste Systems, Class A (1) 178,429 17,704
Rentokil Initial (GBP)  3,150,199 18,295
Tetra Tech  66,677 13,634
VSE  181,574 16,029
77,579
Construction & Engineering  1.1%
API Group (1) 353,163 13,290
Arcosa 172,000 14,346
WillScot Mobile Mini Holdings (1) 489,911 18,440
46,076
Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.4%
Thermon Group Holdings (1) 501,410 15,423
15,423
Ground Transportation  1.2%
Landstar System  63,478 11,711
Saia (1) 78,326 37,149
48,860
Machinery  6.5%
Crane  128,200 18,586
Enerpac Tool Group  449,680 17,169
Enpro 133,855 19,485
Esab 339,000 32,012
ESCO Technologies  127,242 13,366
Federal Signal  371,055 31,046
Graco 175,883 13,944
Ingersoll Rand  127,263 11,561
John Bean Technologies  141,552 13,443
Mueller Water Products, Class A  869,698 15,585
RBC Bearings (1) 131,622 35,509
Spirax Group (GBP)  79,805 8,553
SPX Technologies (1) 251,387 35,732
Toro  85,691 8,013
274,004
Professional Services  1.9%
Checkr , Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(3)(4) 291,546 1,260
NV5 Global (1) 92,263 8,578
Parsons (1) 427,663 34,987
Paycor HCM (1) 1,015,939 12,902
Verra Mobility (1) 759,496 20,658
78,385
Trading Companies &
Distributors  2.4%
Beacon Roofing Supply (1) 298,095 26,978
FTAI Aviation  281,172 29,026
Rush Enterprises, Class A  284,962 11,931
SiteOne Landscape Supply (1) 231,648 28,124
Transcat  (1) 31,793 3,805
99,864
Total Industrials & Business Services 761,044
INFORMATION
TECHNOLOGY  14.9%
Electronic Equipment,
Instruments & Components  4.9%
Cognex 183,300 8,571
CTS  354,480 17,947
Insight Enterprises (1) 111,400 22,097
Mirion Technologies (1) 2,735,222 29,376
Napco Security Technologies  312,706 16,245
Novanta  (1) 86,834 14,164
PAR Technology (1) 1,027,273 48,374
PAR Technology PIPE, Acquisition
Date: 3/8/24, Cost $5,129 (1)(3) 132,711 6,250

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 76,244 29,581
Vontier 341,929 13,062
205,667
IT Services  0.1%
ServiceTitan , Acquisition Date:
11/9/18 - 5/4/21, Cost $582 (1)(3)(4) 12,412 979
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(3)(4) 71,410 2,485
3,464
Semiconductors & Semiconductor
Equipment  3.4%
Allegro MicroSystems  (1) 423,300 11,954
Entegris 103,148 13,966
Lattice Semiconductor (1) 489,044 28,360
MACOM Technology Solutions
Holdings (1) 288,271 32,133
Onto Innovation (1) 176,761 38,810
Power Integrations  260,673 18,297
143,520
Software  6.5%
Agilysys  (1) 123,346 12,845
Altair Engineering, Class A (1) 227,400 22,304
Amplitude, Class A (1) 1,626,398 14,475
Appfolio , Class A (1) 59,600 14,576
Braze, Class A (1) 435,241 16,905
CCC Intelligent Solutions
Holdings (1) 1,836,041 20,399
Descartes Systems Group (1) 322,536 31,234
DoubleVerify Holdings (1) 943,406 18,368
Envestnet  (1) 289,946 18,148
Intapp  (1) 564,889 20,715
JFrog  (1) 429,800 16,139
Manhattan Associates (1) 33,984 8,383
QXO PIPE, Acquisition Date:
6/13/24, Cost $21,303 (1)(3)(4) 2,330,768 21,303
Socure , Acquisition Date: 12/22/21,
Cost $1,200 (1)(3)(4) 74,692 467
Varonis Systems (1) 310,200 14,880
Workiva  (1) 295,551 21,572
272,713
Total Information Technology 625,364
MATERIALS  3.6%
Chemicals  1.1%
Element Solutions  1,153,038 31,271
HB Fuller  210,241 16,180
47,451
Containers & Packaging  0.3%
Sealed Air  403,700 14,045
14,045
Metals & Mining  1.5%
Constellium  (1) 1,484,119 27,976
ERO Copper (CAD) (1) 917,271 19,605
Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Gold  127,700 15,983
63,564
Paper & Forest Products  0.7%
Louisiana-Pacific  187,402 15,429
West Fraser Timber (CAD)  186,132 14,295
29,724
Total Materials 154,784
REAL ESTATE  4.9%
Health Care Real Estate
Investment Trusts  0.3%
Healthcare Realty Trust, REIT  832,400 13,718
13,718
Industrial Real Estate Investment
Trusts  1.4%
EastGroup Properties, REIT  127,722 21,726
Rexford Industrial Realty, REIT  316,044 14,092
Terreno Realty, REIT  397,650 23,533
59,351
Real Estate Management &
Development  1.8%
Colliers International Group  148,718 16,604
DigitalBridge Group  1,910,464 26,173
FirstService 202,879 30,913
73,690
Residential Real Estate
Investment Trusts  0.8%
Flagship Communities, REIT  501,969 6,997
Independence Realty Trust, REIT  1,313,716 24,619
31,616
Specialized Real Estate
Investment Trusts  0.6%
CubeSmart , REIT  587,273 26,527
26,527
Total Real Estate 204,902
UTILITIES  2.8%
Electric Utilities  1.1%
IDACORP  141,811 13,210
OGE Energy  387,521 13,835
PNM Resources  523,872 19,362
46,407
Gas Utilities  0.8%
Chesapeake Utilities  303,301 32,211
32,211
Independent Power & Renewable
Electricity Producers  0.3%
Talen Energy (1) 121,848 13,528
13,528
Water Utilities  0.6%
California Water Service Group  385,902 18,713

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  147,687 7,718
26,431
Total Utilities 118,577
Total Miscellaneous Common
Stocks  4.2%  (5) 176,333
Total Common Stocks (Cost
$3,068,565) 4,067,747
CONVERTIBLE BONDS  0.1%
Kardium , 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $2,301 (1)(3)(4) 2,300,700 2,301
Total Convertible Bonds (Cost
$2,301) 2,301
CONVERTIBLE PREFERRED STOCKS  2.3%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,631 (1)(2)(3)(4) 404,324 1,771
1,771
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(3)(4) 1,098,082 977
977
Total Consumer Discretionary 2,748
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17 (1)(3)(4) 919 4
Total Consumer Staples 4
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(3)(4) 45,609 3,330
Total Financials 3,330
HEALTH CARE  0.8%
Biotechnology  0.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(3)(4) 853,615 3,107
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(3)(4) 583,832 2,125
5,232
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies  0.1%
Kardium , Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(3)(4) 2,892,844 2,459
2,459
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(3)(4) 2,080,305 3,557
3,557
Life Sciences Tools &
Services  0.5%
Cleerly , Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(3)(4) 214,212 1,921
Inscripta , Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(3)(4) 381,143 713
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(3)(4) 265,089 12,319
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(3)(4) 155,519 7,227
22,180
Total Health Care 33,428
INDUSTRIALS & BUSINESS
SERVICES  0.4%
Aerospace & Defense  0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(3)(4) 75,721 2,655
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(3)(4) 1,087,799 5,298
7,953
Air Freight & Logistics  0.1%
Flexe , Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(3)(4) 223,990 1,425
Flexe , Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(3)(4) 78,800 501
1,926
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(3)(4) 142,571 404
404
Professional Services  0.1%
Checkr , Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(3)(4) 393,660 1,701
Checkr , Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(3)(4) 627,795 2,712
4,413
Total Industrials & Business Services 14,696

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  0.6%
IT Services  0.3%
Haul Hub, Series B, Acquisition
Date: 2/14/20 - 3/3/21,
Cost $2,376 (1)(3)(4) 162,965 728
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(3)(4) 50,834 227
ServiceTitan , Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(3)(4) 185 14
ServiceTitan , Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(3)(4) 90,775 7,158
ServiceTitan , Series F, Acquisition
Date: 3/25/21, Cost $578 (1)(3)(4) 5,381 424
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(3)(4) 16,080 560
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(3)(4) 1,600 56
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(3)(4) 1,750 61
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $2,916 (1)(3)(4) 129,870 4,520
13,748
Software  0.3%
Nuro , Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(3)(4) 475,993 1,947
Nuro , Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(3)(4) 154,275 631
SecurityScorecard , Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(3)(4) 613,641 3,234
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(3)(4) 549,145 3,125
Seismic Software, Series F,
Acquisition Date: 9/25/20,
Cost $374 (1)(3)(4) 42,590 242
Socure , Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(3)(4) 90,776 567
Socure , Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(3)(4) 74,504 466
Socure , Series B, Acquisition Date:
12/22/21, Cost $22 (1)(3)(4) 1,348 8
Socure , Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(3)(4) 172,687 1,079
11,299
Total Information Technology 25,047
MATERIALS  0.4%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(3)(4) 88,718 4,571
Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(3)(4) 128,029 2,503
7,074
Metals & Mining  0.2%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(3)(4) 112,792 8,274
8,274
Total Materials 15,348
Total Convertible Preferred Stocks
(Cost $115,247) 94,601
SHORT-TERM INVESTMENTS  1.8%
Money Market Funds  1.8%
T. Rowe Price Government Reserve
Fund, 5.38% (6)(7) 76,501,063 76,501
Total Short-Term Investments
(Cost $76,501) 76,501
Total Investments in Securities
101.0% of Net Assets
(Cost $3,262,614) $ 4,241,150

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $146,940 and represents 3.5% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.38% $ —# $ — $ 1,260+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government Reserve Fund, 5.38% $ 42,076  ¤  ¤ $ 76,501^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,260 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,501.

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,262,614) $ 4,241,150
Receivable for investment securities sold 28,425
Receivable for shares sold 2,109
Dividends and interest receivable 2,038
Other assets 60
Total assets 4,273,782
Liabilities
Payable for investment securities purchased 41,104
Payable for shares redeemed 26,139
Investment management fees payable 2,245
Due to affiliates 12
Payable to directors 4
Other liabilities 3,368
Total liabilities 72,872
NET ASSETS $ 4,200,910
Net Assets Consist of:
Total distributable earnings (loss) $ 1,413,782
Paid-in capital applicable to 156,601,013 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,787,128
NET ASSETS $ 4,200,910
NET ASSET VALUE PER SHARE $ 26.83

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $114) $ 19,062
.
  Interest 24
Other 37
Total income 19,123
Expenses
Investment management 14,038
Shareholder servicing 5
Prospectus and shareholder reports 15
Custody and accounting 147
Legal and audit 32
Registration 17
Directors 7
Miscellaneous 48
Total expenses 14,309
Net investment income 4,814
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 401,188
Foreign currency transactions (62)
Net realized gain 401,126
Change in net unrealized gain / loss
Securities (375,844)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss (375,845)
Net realized and unrealized gain / loss 25,281
INCREASE IN NET ASSETS FROM OPERATIONS
$ 30,095

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,814 $ 15,880
Net realized gain 401,126 207,950
Change in net unrealized gain / loss (375,845) 477,613
Increase in net assets from operations 30,095 701,443
Distributions to shareholders
Net earnings – (228,171)
Capital share transactions
*
Shares sold 191,259 387,492
Distributions reinvested – 228,108
Shares redeemed (421,049) (1,167,122)
Decrease in net assets from capital share transactions (229,790) (551,522)
Net Assets
Decrease during period (199,695) (78,250)
Beginning of period 4,400,605 4,478,855
End of period $ 4,200,910 $ 4,400,605
*Share information (000s)
Shares sold 7,085 15,509
Distributions reinvested – 8,647
Shares redeemed (15,758) (46,312)
Decrease in shares outstanding (8,673) (22,156)

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the

T. ROWE PRICE Institutional Small-Cap Stock Fund

Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $(3,469,000) for the six months ended June 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,918,201 $ 105,892 $ 43,654 $ 4,067,747
Convertible Bonds — — 2,301 2,301
Convertible Preferred Stocks — — 94,601 94,601
Short-Term Investments 76,501 — — 76,501
Total $ 3,994,702 $ 105,892 $ 140,556 $ 4,241,150
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 23,866 $ (1,671) $ 21,529 $ (70) $ 43,654
Convertible Bonds — — 2,301 — 2,301
Convertible Preferred Stocks 98,158 (1,046) — (2,511) 94,601
Total $ 122,024 $ (2,717) $ 23,830 $ (2,581) $ 140,556

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $43,654 Recent comparable
transaction price(s)
—# —# —# —#
Market comparable Enterprise value to sales
multiple
1.7x - 11.5x 2.8x Increase
Sales growth rate 1% - 5% 3% Increase
Enterprise value to gross
profit multiple
4.7x - 15.3x 8.6x Increase
Gross profit growth rate 17% 17% Increase
Enterprise value to EBITDA
multiple
18.1x 18.1x Increase
Price to tangible book value
multiple
1.4x - 2.7x 1.7x Increase
Tangible book value growth
rate
3% - 15% 13% Increase
Discount for lack of
marketability
10% 10% Decrease
Options pricing model Private company valuation —# —# —#
Risk-free rate 5% 5% Increase
Volatility 41% 41% Increase
Convertible Bonds $2,301 Recent comparable
transaction price(s)
—# —# —# —#
Convertible Preferred Stocks $94,601 Recent comparable
transaction price(s)
—# —# —# —#
Conversion ratio —# —# —#
Market Comparable Premium for liquidation
preference
—# —# —#
Premium to public company
multiples
25% - 147% 87% Increase
Probability for potential
outcome
25% - 50% 33% Increase
Enterprise value to sales
multiple
1.1x - 11.9x 7.2x Increase
Projected enterprise value to
sales multiple
2.6x - 17.6x 8.2x Increase
Sales growth rate 1% - 129% 56% Increase
Enterprise value to gross
profit multiple
1.5x - 21.6x 14.7x Increase
Projected enterprise value to
gross profit multiple
6.8x - 21.6x 17.5x Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,160,615,000 and $1,374,958,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit growth rate 17% - 171% 84% Increase
Enterprise value to EBITDA
multiple
11.5x
- 18.1x
15.2x Increase
Projected enterprise value to
EBITDA multiple
25.0x
- 37.6x
35.2x Increase
EBITDA growth rate 56% 56% Increase
Price to tangible book value
multiple
1.4x - 2.7x 2.4x Increase
Tangible book value growth
rate
3% - 7% 5% Increase
Price to net asset value
multiple
0.9x 0.9x Increase
Discount rate for cost of
capital
10% - 30% 15% Decrease
Discount for uncertainty 80% - 100% 87% Decrease
Discount for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was
$3,272,367,000. Net unrealized gain aggregated $968,782,000 at period-end, of which $1,213,464,000 related to appreciated investments and $244,682,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates and $4,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Small-Cap Stock Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2024, these reimbursements amounted to $23,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the
Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory
Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The
Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the
Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of the fund to exceed a certain percentage.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and
Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge constructed peer groups consisting of small-cap growth funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Institutional Small-Cap Stock Fund

quintile (Expense Group and Expense Universe). At the request of the Adviser, Broadridge also constructed peer groups consisting of small-cap core funds and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group) and first quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Small-Cap Stock Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024